The Bear Stearns Funds
                                 August 1, 2001
                 Supplement to Prospectus Dated August 1, 2001


As of this date, shares of the S&P STARS Opportunities Portfolio are not available for sale. Please call the Bear Stearns Sales and Marketing Desk at 800-766-4111 for additional information.